STAFF COSTS (Tables)	6 Months Ended
Jun. 30, 2025
STAFF COSTS
Schedule of staff costs

USDm	Q2 2025	Q2 2024	Q1-Q2 2025	Q1-Q2 2024	FY 2024

Included in operating expenses	2.5	2.6	4.9	4.9	9.6
Included in administrative expenses	19.6	18.8	40.4	40.4	77.3
Total staff costs	22.1	21.4	45.3	45.3	86.9